Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Liabilities (Details)
Trade accounts payable		$ 744,716	$ 612,785
Accrued liabilities		44,162	19,862
Accrued interest payable		19,064	19,064
Payroll and commissions payable		85,416	71,971
Unrecognized tax position		90,000	90,000
Accounts payable and accrued liabilities	$ 926,772	$ 983,358	$ 813,682